Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and equivalents	$ 6,979	$ 5,901
Short-term investments	500	2,075
Accounts and other receivables, net	4,299	4,298
Inventories, net	1,037	1,091
Deferred income taxes	1,397	1,446
Prepaid expenses and other	711	543
Total current assets	14,923	15,354
Investments	118	119
Property and equipment, net	2,200	2,247
Intangible assets, net of amortization	2,153	2,323
Goodwill	6,060	6,130
Other assets	1,715	835
Total assets	27,169	27,008
Current liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22
Accounts payable and accrued liabilities	6,330	5,734
Total current liabilities	6,766	6,776
Long-term liabilities	2,845	2,239
Long-term debt and lease obligations	14,601	14,630
Commitments and contingencies
Equity
Net parent company investment in AbbVie Inc., prior to separation		3,713
Stockholders' equity
Common stock, issued 1,586,295,590 shares in 2013	16
Common stock held in treasury, 2,566,476 shares in 2013	(97)
Additional paid-in-capital	3,945
Retained earnings	330
Accumulated other comprehensive loss	(1,237)	(350)
Total stockholders' equity	2,957	(350)
Total equity	2,957	3,363
Total liabilities and equity	$ 27,169	$ 27,008